Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 46,362	$ 14,066
Amounts receivable (note 6)	2,012	845
Prepaid expenses	5,645	3,032
Investment tax credits receivable	1,942	1,661
Total Current assets	55,961	19,604
Property and equipment (note 8)	2,839	2,830
Total Assets	58,800	22,434
Current liabilities
Accounts payable, accrued and other liabilities (note 10)	9,240	6,217
Current portion of long-term debt (note 9)	1,094	88
Current portion of lease obligation (note 7)	139	100
Total Current liabilities	10,473	6,405
Lease obligation (note 7)	1,218	1,208
Long-term debt (note 9)	7,734	8,373
Total Liabilities	19,425	15,986
Equity	39,375	6,448
Total liabilities and equity	$ 58,800	$ 22,434